Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Summary Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2025, VIP Stock Selector All Cap Portfolio will be renamed VIP Stock Selector Portfolio.
Effective January 1, 2025, the fund will compare its performance to the S&P 500® Index and, as approved by shareholders, the performance adjustment index used to calculate the performance adjustment for purposes of determining the fund's management fee will change from the MSCI U.S. Investable Market 2500 Index to the S&P 500® Index.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VSASS2-SUSTK-1224-103 1.9911382.103	December 5, 2024
Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio
Investor Class
April 29, 2024
Summary Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2025, VIP Stock Selector All Cap Portfolio will be renamed VIP Stock Selector Portfolio.
Effective January 1, 2025, the fund will compare its performance to the S&P 500® Index and, as approved by shareholders, the performance adjustment index used to calculate the performance adjustment for purposes of determining the fund's management fee will change from the MSCI U.S. Investable Market 2500 Index to the S&P 500® Index.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VSACI-SUSTK-1224-103 1.9911381.103	December 5, 2024